Trade receivables (Details 3)		Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Percentage of impairment losses on trade receivables recorded for the customers who went bankrupt	[1]	100.00%	100.00%

[1]	At December 31, 2020 the Company’s Management recorded 100% impairment losses for three of its customers that filed for bankruptcy. These corporate customers were national booksellers that were present in the main cities of Brazil and therefore were considered as strategic marketplaces for the sale of our published materials to final customers (students, teachers, and schools). The Company did not identify customers in bankruptcy as of December 31, 2021.